Acquisitions	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisitions

(2) Acquisitions

Year Ended December 31, 2013

During the twelve months ended December 31, 2013, the Company completed several acquisitions of outdoor advertising assets for a total purchase price of $97,230, of which $92,248 was in cash and $4,982 in non-cash consideration consisting principally of exchanges of outdoor advertising assets. As a result of the acquisitions, a gain of $67 was recorded for transactions which involved the exchange of outdoor advertising assets during the year ended December 31, 2013.

Each of these acquisitions was accounted for under the acquisition method of accounting, and, accordingly, the accompanying consolidated financial statements include the results of operations of each acquired entity from the date of acquisition. The acquisition costs have been allocated to assets acquired and liabilities assumed based on preliminary fair market value estimates at the dates of acquisition. The allocations are pending final determination of the fair value of certain assets and liabilities. The following is a summary of the allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$18,196
Goodwill	18,631
Site locations	50,333
Non-competition agreements	430
Customer lists and contracts	10,390
Other assets	1,408
Current liabilities	(2,158)

$97,230

Total acquired intangible assets for the year ended December 31, 2013 were $79,784, of which $18,631 was assigned to goodwill. Although goodwill is not amortized for financial statement purposes, $18,582 is expected to be fully deductible for tax purposes. The remaining $61,153 of acquired intangible assets have a weighted average useful life of approximately 14 years. The intangible assets include customer lists and contracts of $10,390 (7 year weighted average useful life) and site locations of $50,333 (15 year weighted average useful life). The aggregate amortization expense related to the 2013 acquisitions for the year ended December 31, 2013 was approximately $2,158.

The following unaudited pro forma financial information for the Company gives effect to the 2013 and 2012 acquisitions as if they had occurred on January 1, 2012. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2013	2012
Net revenues	$1,255,376	$1,225,958
Net income applicable to common stock	$40,725	$12,098
Net loss per common share — basic	$0.43	$0.13
Net loss per common share — diluted	$0.43	$0.13

Year Ended December 31, 2012

During the twelve months ended December 31, 2012, the Company completed several acquisitions of outdoor advertising assets for a total purchase price of approximately $230,009, of which $206,068 was in cash and $23,941 in non-cash consideration consisting principally of exchanges of outdoor advertising assets. As a result of the acquisitions, a gain of $9,805 was recorded for transactions which involved the exchange of outdoor advertising assets during the year ended December 31, 2012.

Each of these acquisitions was accounted for under the acquisition method of accounting, and, accordingly, the accompanying consolidated financial statements include the results of operations of each acquired entity from the date of acquisition. The acquisition costs have been allocated to assets acquired and liabilities assumed based on preliminary fair market value estimates at the dates of acquisition. The allocations are pending final determination of the fair value of certain assets and liabilities. The following is a summary of the preliminary allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$74,326
Goodwill	60,968
Site locations	78,288
Non-competition agreements	80
Customer lists and contracts	18,148
Other asset	7,763
Current liabilities	(3,424)
Long-term liabilities	(6,140)

$230,009

Total acquired intangible assets for the year ended December 31, 2012 were $157,484, of which $60,968 was assigned to goodwill. Although goodwill is not amortized for financial statement purposes, $23,937 is expected to be fully deductible for tax purposes. The remaining $96,516 of acquired intangible assets have a weighted average useful life of approximately 14 years. The intangible assets include customer lists and contracts of $18,148 (7 year weighted average useful life) and site locations of $78,288 (15 year weighted average useful life). The aggregate amortization expense related to the 2012 acquisitions for the year ended December 31, 2012 was approximately $679.

The following unaudited pro forma financial information for the Company gives effect to the 2012 and 2011 acquisitions as if they had occurred on January 1, 2011. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2012	2011
Net revenues	$1,209,540	$1,174,520
Net income applicable to common stock	$8,161	$6,626
Net loss per common share — basic	$0.09	$0.07
Net loss per common share — diluted	$0.09	$0.07